CONVERTIBLE NOTES, 2017 Convertible Notes (Details) - 2017 Convertible Notes [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2017
Convertible Notes [Abstract]
Aggregate principal amount			$ 675,000
Interest rate			5.00%
Conversion price (in dollars per share)			$ 14.26
Amount of outstanding principal converted	$ 10,000	$ 615,000
Minimum [Member]
Convertible Notes [Abstract]
Percentage of conversion of outstanding principal into shares			50.00%
Conversion price (in dollars per share)			$ 13.13